Commitments and Guarantees - Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Minimum lease payments under non-cancellable operating leases	$ 103,034,000	$ 66,133,000
No Later than One Year
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Minimum lease payments under non-cancellable operating leases	15,820,000	11,929,000
Later than One Year Not Later than Three Years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Minimum lease payments under non-cancellable operating leases	26,599,000	20,297,000
Later than Three Year Not Later than Five Years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Minimum lease payments under non-cancellable operating leases	22,584,000	11,251,000
Later than Five Years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Minimum lease payments under non-cancellable operating leases	$ 38,031,000	$ 22,656,000